Leases - Schedule of Future Minimum Rental Payments for Operating Leases (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Lessee, Lease, Description [Line Items]
2025	$ 149,581
2026	143,072
2027	137,374
2028	130,669
2029	124,585
Thereafter	1,189,688
Total lease payments	1,874,969
Lease discount	(933,531)
Operating lease liability	941,438
Restaurant
Lessee, Lease, Description [Line Items]
2025	143,038
2026	137,148
2027	132,523
2028	128,448
2029	123,296
Thereafter	1,183,069
Total lease payments	1,847,522
Other
Lessee, Lease, Description [Line Items]
2025	6,543
2026	5,924
2027	4,851
2028	2,221
2029	1,289
Thereafter	6,619
Total lease payments	$ 27,447